CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS
Cash	$ 5,078,605	$ 6,974,070	$ 1,559,701
Accounts receivable	0	74,813	0
Prepaid expenses and other current assets	89,343	181,367	37,551
TOTAL CURRENT ASSETS	5,167,948	7,230,250	1,597,252
Property and equipment, net	16,094	27,552	29,223
Patents, net	71,250	75,832	84,996
Deposits	17,131	18,270	14,897
TOTAL ASSETS	5,272,423	7,351,904	1,726,368
CURRENT LIABILITIES
Accounts payable	91,879	124,450	484,423
Due to related parties	98,866	90,366	57,866
Convertible notes payable, net	901,727	0
Other current liabilities	168,356	263,141	69,467
TOTAL CURRENT LIABILITIES	1,260,828	477,957	611,756
Convertible notes payable, net	0	841,153	519,200
TOTAL LIABILITIES	1,260,828	1,319,110	1,130,956
COMMITMENTS AND CONTINGENCIES (Note 12) (Note 13 as of 9/30/18)
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 30,000,000 shares authorized at March 31, 2018 and 2017; 17,739,511 and 8,797,086 issued and outstanding at March 31, 2018 and 2017, respectively	17,835	17,740	8,796
Additional paid-in capital	106,107,157	105,574,014	94,445,739
Accumulated deficit	(101,997,287)	(99,457,714)	(93,778,156)
TOTAL AETHLON MEDICAL, INC. STOCKHOLDERS' EQUITY BEFORE NONCONTROLLING INTERESTS	4,127,705	6,134,040	676,379
NONCONTROLLING INTERESTS	(116,110)	(101,246)	(80,967)
TOTAL STOCKHOLDERS' EQUITY	4,011,595	6,032,794	595,412
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,272,423	$ 7,351,904	$ 1,726,368